FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT

31)  FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT

a)  Accounting policy

a.1) Financial assets

Initial recognition and measurement

On initial recognition, a financial asset is classified in the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) at fair value through other comprehensive income, depending on the situation.

The classification of financial assets according to IFRS 9 is generally based on the business model in which a financial asset is managed and its characteristics of contractual cash flows.

The Company’s consolidated financial assets include cash and cash equivalents, trade accounts receivable, short-term investments pledged as collateral and derivative financial instruments.

Subsequent measurement

Subsequent measurement of financial assets depends on their classification, as follows:

Financial assets at fair value through profit or loss: these assets are subsequently measured at fair value. Net income, including interest, is recognized directly in income.

Financial assets at amortized cost: these assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in income. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at fair value through other comprehensive income: these assets are subsequently measured at fair value. Interest income is calculated using the effective interest method, and foreign exchange gains and losses and impairment are recognized in profit or loss. Other net income is recognized in other comprehensive income. In derecognition, the accumulated result in other comprehensive income is reclassified to the income statement.

Derecognition

A financial asset (or, whenever the case, a part of a financial asset, or a part of a group of similar financial assets) is derecognized when:

•The rights to receive the cash flows from the asset have expired;

•The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Company has transferred substantially all the risks and rewards of the asset, or (ii) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

a.2) Impairment of financial assets

The Company and its subsidiaries evaluate, at the balance sheet date, if there is any objective evidence indicating that the financial asset or group of financial assets is not recoverable. A loss only exists if, and only if, there is objective evidence of impairment as a result of one or more events that have occurred after initial recognition of the asset (a “loss event” occurred) and such event has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reasonably estimated.

The carrying amount of an asset is reduced by a provision and the loss amount is recognized in the income statement. If, in a subsequent year, estimated impairment increases or decreases due to an event after impairment recognition, impairment loss previously recognized will be adjusted accordingly. Should a written-off asset be recovered in the future, such recovery is recognized in the income statement.

a.3) Financial liabilities

Initial recognition and measurement

Upon initial recognition, the Company’s financial liabilities are classified in the following categories:   financial liabilities measured at fair value through profit or loss and other financial liabilities.

Financial liabilities are initially recognized at fair value plus, in the case of loans and financing, transaction cost directly attributable thereto.

The Company’s consolidated financial liabilities include trade accounts payable, loans and financing, debentures, finance lease agreements, contingent payments and derivative financial instruments.

Subsequent measurement

Measurement of financial liabilities depends on their classification, as follows:

Financial liabilities at fair value through profit or loss: financial liabilities are designated at initial recognition at fair value through profit or loss. This category also includes derivative financial instruments contracted, except those designated as derivative financial instruments of cash flow hedge. Interest, monetary and exchange variations and changes arising from the valuation at fair value, when applicable, are recognized in the income statement when incurred.

Financial liabilities at amortized cost: after initial recognition, loans and financing subject to interest are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the income statement at the time of write-off of liabilities, as well as during the amortization process using the effective interest rate method.

Derecognition

A financial liability is derecognized when the obligation has been revoked, cancelled or has expired.

When an existing financial liability is replaced by another of the same lender, and the terms of the instruments are substantially different, or when the terms of an existing debt instrument are substantially modified, this replacement or modification is treated as derecognition of the original liability and recognition of a new liability, and the difference in the corresponding carrying amounts is recognized in the income statement.

a.4) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurement is based on the assumption that the transaction to sell the asset or transfer the liability will take place (i) in the principal market for the asset or liability; or (ii) in the absence of a principal market, in the most advantageous market for that asset or liability.

The Company and or its subsidiaries must have access to the principal (or most advantageous) market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing an asset or liability, assuming that market participants act in their best economic interests.

Fair value measurement of a non-financial asset takes into consideration the capacity of a market participant to generate economic benefits through the best use of the asset or selling it to another market participant that would also make the best use of the asset.

The Company and its subsidiaries use adequate valuation techniques in the circumstances and for which there is sufficient data to measure the fair value, that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs.

For assets and liabilities recurrently recognized in the financial statements, the Company determines whether there were transfers between the hierarchy levels, revaluating the classification (based on the lowest level input that is significant to the overall fair value measurement) at the end of each reporting period.

For the purposes of fair value disclosures, the Company and its subsidiaries determined classes of assets or liabilities based on the nature, characteristics and risks of those assets or liabilities and the fair value hierarchy level, as mentioned above.

a.5) Financial instruments - net

Financial assets and liabilities are presented net in the balance sheet if, and only if, there is a current enforceable legal right to offset the amounts recognized and if there is an intention to offset or realize the asset or settle the liability simultaneously.

a.6) Derivative financial instruments and hedge accounting

IFRS 9 introduced a new accounting record model for hedges, which is less restrictive, which aligns the accounting treatment with risk management activities by requiring an economic relationship between the hedged item and the hedging instrument and that the coverage ratio is the same as the entity applies to its risk management. With this new model, the documentation criteria for hedging relationships are modified and improvements are included in the disclosures about hedging activities.

The Company uses derivative financial instruments, such as currency and interest rate swaps or currency non- deliverable forward contracts to hedge against currency risks.

Derivative financial instruments designated in hedge transactions are initially recognized at fair value on the date on which the derivative contract is entered into, and subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive and as financial liabilities when the fair value of the instrument is negative.

Any gains or losses resulting from changes in fair value of derivatives during the year are posted directly to the income statement, except for the effective portion of cash flow hedges, which is recognized directly in equity as other comprehensive income and subsequently reclassified to P&L when the hedged item affects P&L.

On the inception initial recognition of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the hedged risk, the nature of unhedged risks, the prospective statement of hedge effectiveness and how the Company shall assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk.

For the purpose of hedge accounting, hedges are classified as cash flow hedges and fair value hedges.

Cash flow hedges

Cash flow hedges meeting the recording criteria are accounted for as follows: (i) the portion of gain or loss from the hedge instrument determined as an effective hedge shall be recognized directly in equity (other comprehensive income), and (ii) the ineffective portion of gain or loss from the hedge instrument shall be recognized in the income statement.

When the Company’s documented risk management strategy for any given hedge relationship excludes from the hedge effectiveness evaluation any particular component of gain or loss or the corresponding cash flows from the hedge instrument, that gain or loss component is recognized in financial income (expenses).

Amounts recorded in other comprehensive income are immediately transferred to the income statement when the hedged transaction affects P&L. When a hedged item is the cost of a non-financial asset or liability, amounts recorded in equity are transferred at the initial carrying amount of the non-financial assets and liabilities.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge fails to meet the hedge accounting criteria, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs or the firm commitment is fulfilled.

The Company's contracts are classified as cash flow hedges when they provide protection against changes in cash flows that are attributable to a particular risk associated with a recognized liability that may affect the profit or loss and fair value when they provide protection against exposure to changes in the fair value of the identified part of certain liabilities that is attributable to a particular risk (exchange variation) and may affect the profit or loss.

Fair value hedges

Fair value hedges meeting the accounting criteria are accounted for as follows: (i) gain or loss from changes in fair value of a hedge instrument shall be recognized in the income statement as finance costs; and (ii) gain or loss from a hedged item attributable to the hedged risk shall adjust the recorded amount of the hedged item to be recognized in the income statement, as finance costs.

For fair value hedges relating to items carried at amortized cost, any adjustment to carrying amount is amortized through profit or loss over the remaining term of the hedge using the effective interest method.  The effective interest rate amortization may begin as soon as any adjustment exists and no later than the point that the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged.

If the hedged item is derecognized, the unamortized fair value is recognized immediately in the income statement.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.

Classification between current and non-current

Derivative financial instruments are classified as current and non-current or segregated into short and long-term portions based on an evaluation of the contractual cash flows.

When the Company maintains a derivative as an economic hedge (and does not apply hedge accounting), for a period exceeding 12 months after the balance sheet date, the derivative is classified as non-current (or segregated into current and non-current portions), in line with the classification of the corresponding item.

Derivative instruments that are designated as effective hedging instruments are classified consistently with the classification of the underlying hedged item.

The derivative instrument is segregated into current and non-current portions only when amounts can be reliably allocated.

b) Critical estimates and judgments

When the fair value of financial assets and liabilities stated in the balance sheet cannot be obtained in active markets, it will be determined using valuation techniques, including the discounted cash flow method. Data for these methods is based on those adopted in the market, whenever possible. However, when this is not feasible, a certain level of judgment is required for fair value determination. Judgment includes consideration of the inputs used, such as liquidity risk, credit risk and volatility. Changes in the assumptions about these factors could affect the reported fair value of financial instruments.

c) Derivative transactions

The derivative financial instruments contracted by the Company are mainly intended to hedge against foreign exchange risk arising from assets and liabilities in foreign currency, risk of inflation on its debentures and leases indexed to the IPCA and against the risk of changes in the TJLP of a portion of debt with BNDES. There are no derivative financial instruments for speculative purposes and possible currency risks are hedged.

Management understands that the Company's internal controls for its derivatives are adequate to control risks associated with each strategy for the market. Gains/losses obtained or sustained by the Company in relation to its derivatives show that its risk management has been appropriate.

As long as these derivatives contracts qualify for hedge accounting, the hedged item may also be adjusted to fair value, offsetting the result of the derivatives, according to the rules of hedge accounting. This hedge accounting applies both to financial liabilities and probable cash flows in foreign currency.

At December 31, 2018 and 2017, the Company held no embedded derivatives contracts.

Derivatives contracts include specific penalties for breach of contract. Breach of contract provided for in agreements made with financial institutions leads to the anticipated liquidation of the contract.

c.1) Fair value of derivative financial instruments

The valuation method used to calculate the fair value of financial liabilities (if applicable) and derivative financial instruments was the discounted cash flow method, based on expected settlements or realization of liabilities and assets at market rates prevailing at the balance sheet date.

The fair values of positions in reais are calculated by projecting future inflows from transactions using B3 yield curves discounting these flows to present value using market DI rates for swaps announced by B3.

The market values of foreign exchange derivatives were obtained using the market exchange rates in effect at the balance sheet date and projected market rates obtained from the currency's coupon-rate yield curves. The linear convention of 360 calendar days was used to determine coupon rates of positions indexed in foreign currencies, while the exponential convention of 252 business days was used to determine coupon rates for positions indexed to CDI rates.

Consolidated derivatives financial instruments shown below are registered with B3 and classified as swaps, usually, that do not require margin deposits.

			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.18	12.31.17	12.31.18	12.31.17
Long position	1,184,064	1,181,056	95,533	164,405

Foreign Currency	335,194	326,149	50,536	102,876
US$ (1) (2)	241,332	201,445	24,608	49,110
EUR (2)	51,971	11,000	—	449
LIBOR US$ (1)	41,891	113,704	25,928	53,317

Floating rate	699,595	657,868	7,737	28,263
CDI (1) (2)	554,336	263,518	—	82
TJLP (4)	145,259	394,350	7,737	28,181

Inflation rates	149,275	197,039	37,260	33,266
IPCA (3) (5)	149,275	166,775	37,260	33,266
IGPM (6)	—	30,264	—	—

Short position	(1,184,064)	(1,181,056)	(39,383)	(20,651)

Floating rate	(608,782)	(860,686)	(24,916)	(15,819)
CDI (1) (2) (3) (4) (5) (6)	(608,782)	(860,686)	(24,916)	(15,819)

Foreign Currency	(575,282)	(320,370)	(14,467)	(4,832)
US$ (2)	(439,103)	(183,824)	(9,396)	(2,471)
EUR (1) (2)	(115,233)	(79,694)	(222)	(464)
LIBOR US$ (1)	(20,946)	(56,852)	(4,849)	(1,897)

	Long position		95,533	164,405
	Current		69,065	87,643
	Non-current		26,468	76,762

	Short position		(39,383)	(20,651)
	Current		(16,538)	(5,239)
	Non-current		(22,845)	(15,412)
	Amounts receivable, net		56,150	143,754

(1)    Foreign currency swaps (US$ and LIBOR) x CDI (R$98,576) - swap transactions for varying debt repayment dates held to hedge currency risk affecting the Company's loans in US$ (carrying amount R$98,615).

(2)    Foreign currency swaps (Euro and CDI x Euro) (R$69,218) and (US$ and CDI x US$) (R$236,363) - maturing through February 13, 2019 to hedge currency risk affecting net amounts payable (carrying amount R$69,324 in Euros) and receivables (carrying amount R$239,884 in US$).

(3)    IPCA x CDI rate swaps (R$40,741) - maturing through 2019 to hedge the same flow as the debentures (4th issue - 3rd series) indexed to the IPCA (carrying amount R$41,121).

(4)    TJLP x CDI swaps (R$167,070) - maturing through 2019 to hedge the risk of TJLP variation on loan with BNDES (carrying amount R$159,789).

(5)    IPCA x CDI swaps (R$234,865) - maturing in 2033 to hedge risk of change in finance lease rate pegged to IPCA (carrying amount R$233,690).

(6)    The information of December 31, 2017 refers to the IGPM swap x CDI , swap operations contracted with the purpose of protecting the risk of IGPDI variation in regulatory commitments linked to a 4G license. The commitment of the 4G license was withdrawn from the EAD on January 31, 2018 for R$42,842 (Note 22) and the respective swap operations were finalized on the same date.

The table below shows the breakdown of swaps maturing after December 31, 2018:

	Maturing in
					Amount
					receivable
					(payable) at
Swap contract	2019	2020	2021	2022 onwards	12.31.18
Foreign currency x CDI	48,465	—	—	—	48,465
CDI x Foreign Currency	(14,418)	—	—	—	(14,418)
TJLP x CDI	7,737	—	—	—	7,737
IPCA x CDI	10,742	1,679	1,753	192	14,366
Total	52,526	1,679	1,753	192	56,150

For the purposes of preparing its financial statements, the Company adopted the fair value hedge accounting methodology for its foreign currency swaps x CDI, IPCA x CDI and TJLP x CDI for hedging or financial debt. Under this arrangement, both derivatives and hedged risk are recognized at fair value.

The ineffective portion at December 31, 2018 was R$2,449  (R$1,289 at December 31, 2017).

At December 31, 2018 and 2017, the transactions with derivatives generated consolidated positive and negative (net) results of R$10,788 and R$41,985, respectively (Note 27).

c.2) Sensitivity analysis to the Company’s risk variables

CVM Resolution 475/08 requires listed companies to disclose sensitivity analyses for each type of market risk that management understands to be significant when originated by financial instruments to which the entity is exposed at the end of each period, including all derivative financial instrument transactions.

In making the above analysis, each of the transactions with derivative financial instruments was assessed and assumptions included a probable scenario and two others that could adversely impact the Company.

In the probable scenario the assumption is to use, on the maturity dates of each of the transactions, what the market had been showing through B3 yield curves (currencies and interest rates), as well as data available at IBGE, Central Bank, FGV, among others. In the probable scenario, there is no impact on the fair value of the above-mentioned derivatives. However, for scenarios II and III, as per CVM ruling, risk variables were considered to deteriorate by 25% and 50% respectively.

Since the Company only holds derivatives to hedge its foreign currency assets and liabilities, changing scenarios are tracked by the corresponding hedged items, thus showing that the effects are almost non-existent. For these transactions, the Company reported the consolidated net exposure in each of the above-mentioned three scenarios at December 31, 2018.

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (long position)	Derivatives (depreciation risk EUR)	(69,218)	(86,522)	(103,827)
Payables in EUR	Debt (appreciation risk EUR)	(20,747)	(25,934)	(31,121)
Receivables in EUR	Debt (depreciation risk EUR)	88,749	110,936	133,123
	Net Exposure	(1,216)	(1,520)	(1,824)

Hedge (short position)	Derivatives (depreciation risk US$)	(234,813)	(293,516)	(352,219)
Payables in US$	Debt (appreciation risk US$)	(112,981)	(141,227)	(169,472)
Receivables in US$	Debt (depreciation risk US$)	352,866	441,082	529,299
	Net Exposure	5,072	6,339	7,608

Hedge (long position)	Derivatives (risk of decrease in IPCA)	273,712	254,731	238,133
Debt in IPCA	Debt (risk of increase in IPCA)	(353,905)	(334,924)	(318,326)
	Net Exposure	(80,193)	(80,193)	(80,193)

Hedge (long position)	Derivatives (risk of decrease in UMBND)	98,576	98,396	98,217
Debt in UMBND	Debt (risk of increase in UMBND)	(96,614)	(96,644)	(96,471)
	Net Exposure	1,962	1,752	1,746

Hedge (long position)	Derivatives (risk of decrease in TJLP)	152,558	151,975	151,402
Debt in TJLP	Debt (risk of increase in TJLP)	(937,998)	(937,390)	(936,792)
	Net Exposure	(785,440)	(785,415)	(785,390)

Hedge (CDI position)
Hedge US$ and EUR (long position)	Derivatives (risk of decrease in CDI)	(125,631)	(125,695)	(125,754)
Hedge IPCA (short position)	Derivatives (risk of increase in CDI)	(273,712)	(254,731)	(238,133)
Hedge UMBND (short position)	Derivatives (risk of increase in CDI)	(98,576)	(98,396)	(98,217)
Hedge TJLP (short position)	Derivatives (risk of increase in CDI)	(152,558)	(151,975)	(151,402)
	Net Exposure	(650,477)	(630,797)	(613,506)
Total net exposure in each scenario		(1,510,292)	(1,489,834)	(1,471,559)

Net effect on changes in current fair value		—	20,458	38,733

The assumptions used by the Company for the sensitivity analysis at December 31, 2018 were as follows:

Risk Variable	Probable	25% depreciation	50% depreciation
US$	3.8748	4.8435	5.8122
EUR	4.4370	5.5463	6.6556
IPCA	3.69%	4.62%	5.54%
IGPM	7.54%	9.42%	11.31%
IGP-DI	7,12%	8,91%	10,69%
UMBND	0.0756	0.0946	0.1135
URTJLP	0.0656	0.0820	0.0984
CDI	6.42%	8.03%	9.63%

For calculation of the net exposure for the sensitivity analysis, all derivatives were considered at market value and hedged items designated for hedges for accounting purposes were also considered at fair value.

The fair values shown in the table above are based on the portfolio position at December 31, 2018, but do not reflect an estimate for realization due to the dynamism of the market, which is constantly monitored by the Company. The use of different assumptions could significantly affect the estimates.

d)  Fair value

The Company and its subsidiaries assessed their financial assets and liabilities in relation to market values using available information and appropriate valuation methodologies. However, both the interpretation of market data and the selection of valuation methods require considerable judgment and reasonable estimates to produce the most adequate realization value. As a result, the estimates shown do not necessarily indicate amounts that could be realized in the current market. The use of different assumptions for the market and/or methodologies may have a material effect on estimated realization values.

At December 31, 2018 and 2017, neither the Company not its subsidiaries detected any significant and enduring impairment of their financial instruments.

The fair values of all assets and liabilities are classified within the fair value hierarchy described below, based on the lowest level of information that is significant to the fair value measurement as a whole:

Level 1: quoted market prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: valuation techniques for which there is a significantly lower level of information to measure the fair value directly or indirectly observable; and

Level 3: valuation techniques for which the lowest and significant level of information to measure the fair value is not available.

During the periods shown in the tables below, there were no transfers between fair value measurements of Level 3 and Levels 1 and 2.

e) Classification of financial assets and liabilities by category and fair value hierarchy

The tables below present the composition and classification of financial assets and liabilities at December 31, 2018 and 2017, considering the assumptions arising from the adoption of IFRS 9 on January 1, 2018 (Note 2).

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12.31.18	12.31.17	12.31.18	12.31.17
Financial Assets
Current
Cash and cash equivalents (Note 3)	Amortized cost		3,381,328	4,050,338	3,381,328	4,050,338
Trade accounts receivable (Note 4)	Amortized cost		8,304,382	8,588,466	8,304,382	8,588,466
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	—	2,480	—	2,480
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	69,065	85,163	69,065	85,163

Non-current
Investments pledged as collateral	Amortized cost		76,934	81,486	76,934	81,486
Trade accounts receivable (Note 4)	Amortized cost		426,252	273,888	426,252	273,888
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	26,468	76,762	26,468	76,762
Total financial assets			12,284,429	13,158,583	12,284,429	13,158,583

Financial Liabilities
Current
Trade accounts payable, net (Note 16)	Amortized cost		7,642,782	7,447,100	7,642,782	7,447,100
Loans, financing and finance lease (Note 20)	Amortized cost		1,076,451	1,316,034	1,135,732	1,463,609
Loans, financing and finance lease (Note 20)	Measured at fair value through profit or loss	Level 2	263,754	304,921	263,754	304,921
Debentures (Note 20)	Amortized cost		82,840	1,412,174	237,144	1,532,427
Debentures (Note 20)	Measured at fair value through profit or loss	Level 2	41,121	312	41,121	312
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	16,316	4,504	16,316	4,504
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	222	735	222	735

Non-current
Loans, financing and finance lease (Note 20)	Amortized cost		817,908	1,353,582	796,481	1,291,974
Loans, financing and finance lease (Note 20)	Measured at fair value through profit or loss	Level 2	341,728	520,421	341,728	520,421
Contingent consideration (Note 20)	Measured at fair value through profit or loss	Level 2	465,686	446,144	465,686	446,144
Debentures (Note 20)	Amortized cost		3,049,949	3,068,243	2,866,981	2,866,372
Debentures (Note 20)	Measured at fair value through profit or loss	Level 2	—	40,010	—	40,010
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	22,845	15,412	22,845	15,412
Total financial liabilities			13,821,602	15,929,592	13,830,792	15,933,941

f)  Capital management

The purpose of the Company's capital management is to ensure maintenance of a high credit rating before institutions and an optimal capital ratio in order to support the Company's business and maximize shareholder value.

The Company manages its capital structure by making adjustments and adapting to current economic conditions. For this purpose, the Company may pay dividends, obtain new loans, issue debentures and contract derivatives. For the year ended December 31, 2018, there were no changes in capital structure objectives, policies or processes.

In its net debt structure, the Company includes balances referring to loans, financing, debentures, finance leasing, contingent consideration and transactions with derivatives, less cash and cash equivalents, short-term investments to secure BNB financing and guarantor of the contingent consideration liability.

The Company’s ratio of consolidated debt to shareholders’ equity consists of the following:

	12.31.18	12.31.17
Cash and cash equivalents	3,381,328	4,050,338
Loans, financing, debentures, financial lease and contingent consideration	(6,139,437)	(8,461,841)
Derivative transactions, net	56,150	143,754
Short-term investment pledged as collateral	12,473	11,722
Asset guarantor of contingent consideration	465,686	446,144
Net debt	2,223,800	3,809,883
Net equity	71,607,027	69,461,358
Net debt-to-equity ratio	3.11%	5.48%

g)  Risk management policy

The Company and its subsidiaries are exposed to several market risks as a result of its commercial operations, debts contracted to finance its activities and debt-related financial instruments.

g.1) Currency Risk

There is risk arising from the possibility that the Company may incur losses due to fluctuating exchange rates, which add to costs arising from loans denominated in foreign currencies.

At December 31, 2018, 1.5% of financial debt was foreign currency denominated (2.7% at December 31, 2017). The Company enters into derivative transactions (currency hedge) with financial institutions to hedge against exchange rate variation affecting its total indebtedness in foreign currency (R$96,615 and R$225,254 at 31 December 2018 and 2017, respectively). Its total debt on these dates was covered by asset positions in currency-exchange hedge transactions with CDI-rate swaps.

There is also foreign exchange risk for financial assets and liabilities denominated in foreign currencies, which may generate a smaller amount receivable or larger amount payable depending on the exchange rate in the period.

Hedging transactions were engaged to minimize the risks associated with exchange rate variation of financial assets and liabilities in foreign currencies. This balance is subject to daily changes due to the dynamics of the business. However, the Company intends to cover the net balance of these rights and obligations (US$61,909 thousand and €15,624 thousand receivable by December 31, 2018 and US$16,953 thousand and €17,535 thousand receivable by December 31, 2017) to mitigate its foreign exchange risks.

g.2) Interest and Inflation Risk

This risk arises because the Company may incur losses in the event of an unfavorable change in the domestic interest rate, which may adversely affect financial expenses resulting from the portion of debentures referenced to the CDI and liability positions in derivatives (currency hedge, IPCA and TJLP) pegged to floating interest rates (CDI).

The debt with BNDES is indexed to the TJLP which is set on a quarterly basis by the National Monetary Council. In the first quarter of 2017, the TJLP was 7.5%. As of the second quarter of 2017, the TJLP remained at 7.0% up to the end of the year. In the first quarter of 2018, the TJLP was 6.75%,  6.60% in the second quarter of 2018, 6.56% in the third quarter of 2018 and 6.98% in the fourth quarter of 2018.

Inflation risk arises from the “Minas Comunica” debentures of the 1st issue, which are tied to the IPCA and thus may adversely affect financial expenses in the event of an unfavorable change in this index.

To reduce exposure to the variable interest rate (CDI), the Company and its subsidiaries invested their cash equivalents of R$3,175,730 at December 31, 2018 (R$3,932,539 at December 31, 2017), mostly in short-term CDI-based financial investments (CDBs). The carrying amounts of these instruments approximate their fair values, as they may be redeemed in the short term.

g.3) Liquidity Risk

Liquidity risk is the possibility of the Company or its subsidiaries not holding sufficient funds to meet their commitments due to different currencies and dates of realization of rights and settlement of obligations.

The Company structures the maturity dates of non-derivative financial contracts, as shown in Note 20, and their respective derivatives, as shown in the schedule of payments disclosed in this note, to avoid affecting their liquidity.

The Company’s cash flow and liquidity are managed on a daily basis by the departments in charge to ensure that operating cash flows and prior funding, when necessary, will be sufficient to meet their schedule of commitments in order to avoid liquidity risk.

The following is a summary of the maturity profile of the consolidated financial liabilities, which include principal and future interest rates up to the date of maturity. For fixed rate liabilities, interest was calculated on the basis of the indices established in each contract. For variable rate liabilities, interest was calculated on the basis of the market forecast for each period.

At 12.31.18	Less than one year	From 1 to 2 years	From 2 to 5 years	Over 5 years	Total
Trade accounts payable	7,642,782	—	—	—	7,642,782
Loans, financing and finance lease	1,410,011	451,411	607,853	193,096	2,662,371
Contingent consideration	—	—	—	465,686	465,686
Debentures	245,407	1,236,859	2,195,150	—	3,677,416
Derivative transactions	16,538	—	—	22,845	39,383
Total	9,314,738	1,688,270	2,803,003	681,627	14,487,638

g.4) Credit Risk

The risk arises from the possibility of the Company and its subsidiaries incurring losses due to difficulty in receiving amounts billed to their customers and sales of prepaid handsets and cards that have been pre-activated for the distribution network.

The credit risk on accounts receivable is diversified and mitigated by strict control of the customer base. The Company constantly monitors the level of accounts receivable from postpaid services and limits bad debt risk by cutting off access to telephone lines if bills are past due. The mobile customer base predominantly uses the prepaid system, which requires purchase of credits beforehand and therefore does not pose credit risk. Exceptions are made for emergency services that must be maintained for security or national defense reasons.

Credit risk on sales of pre-activated prepaid handsets and cards is managed by a conservative policy for granting credit, using modern credit scoring methods, analyzing financial statements and consultations to commercial databases, in addition to requesting guarantees.

The Company and its subsidiaries are also subject to credit risk arising from their investments, letters of guarantee received as collateral for certain transactions and receivables from derivative transactions. The Company and its subsidiaries control the credit limits granted to each counterparty and diversify this exposure across first-tier financial institutions as per current credit policies of financial counterparties.

g.5) Social and Environmental Risks

The Company's operations and properties are subject to various environmental laws and regulations that, among others, govern environmental licenses and records, protection of fauna and flora, air emissions, waste management and remediation of contaminated sites. If the Company fails to meet present and future requirements, or to identify and manage new or existing contamination, it will incur significant costs, which include cleaning costs, damages, compensation, fines, activities suspension and other penalties, investments to improve its facilities or change its processes, or interruption of operations. The identification of environmental conditions not currently identified, more stringent inspections by regulatory agencies, the entry into force of more stringent laws and regulations or other unanticipated events may occur and, ultimately, result in significant environmental liabilities and their costs. The occurrence of any of the above factors could have a material adverse effect on the Company's business, results of operations and financial position. According to Article 75 of Law No. 9605 of 1998, the maximum fine per breach of environmental law is R$50,000.

From a social point of view, the Company is exposed to contingent liabilities due to the fact that its structure foresees the hiring of outsourced service providers. These potential liabilities may involve labor claims by employees of the service providers who, in suits against the service provider and Company, request the conviction of the Company in a subsidiary manner, that is, the Company may be compelled to pay in the case the provider does not settle these obligations. There is also a more remote possibility that these employees will be treated as direct employees by the Company, which would generate the risk of joint and several convictions. The demands that are known to Telefónica are already provided.

g.6) Insurance Coverage

The policy of the Company and its subsidiaries, as well as the Telefónica Group, includes contracting insurance coverage for all assets and liabilities involving significant and high-risk amounts, based on management's judgment and following Telefónica corporate program guidelines.

At December 31, 2018, maximum limits of claims (established pursuant to the agreements of each entity consolidated by the Company) for significant assets, liabilities or interests covered by insurance and their respective amounts were R$850,000 for operational risks (including business interruption) and R$75,000 for general civil liability.

g.7) Other Risks

The Company is required to comply with Brazilian anti-corruption laws and regulations, as well as laws and regulations on the same subject in jurisdictions where it has its securities traded. In particular, the Company is subject, in Brazil, to Law No. 12.846/2013 and, in the United States, to the U.S. Foreign Corrupt Practices Act of 1977.

Although the Company has internal policies and procedures designed to ensure compliance with the aforementioned anti-corruption laws and regulations, there can be no assurance that such policies and procedures will be sufficient or that the Company’s employees, directors, officers, partners, agents and service providers will not take actions in violation of the Company’s policies and procedures (or otherwise in violation of the relevant anti-corruption laws and regulations) for which the Company or they may be ultimately held responsible. Violations of anti-corruption laws and regulations could lead to financial penalties, damage to the Company’s reputation or other legal consequences that could have a material adverse effect on the Company’s business, results of operations and financial condition.

In connection with the above-mentioned policies, the Company is currently conducting an internal investigation - which is part of a broader investigation being conducted by the controlling shareholder of the Company (Telefónica, S.A.) - regarding possible violations of the above-mentioned laws and regulations. The Company is in contact with governmental authorities about this matter and intends to cooperate with those authorities as the investigation continues. It is not possible at this time to predict the scope or duration of this matter or its likely outcome.